Related Party Transactions (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 Lease_Facility	Dec. 31, 2012 Kitty Hawk Branches [Member] OptionalRenewals	Dec. 31, 2012 Eastern Branches [Member] OptionalRenewals	Dec. 31, 2012 Executive Officer Director and Associates [Member]	Dec. 31, 2011 Executive Officer Director and Associates [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2012 Director Wife [Member]	Dec. 31, 2012 Insider [Member]
Related Party Transactions (Textual) [Abstract]
Loans to executive officers, directors, and their associates				$ 89,900,000	$ 78,100,000			$ 3,500,000
Deposits from executive officers, directors, and their associates				41,000,000	39,200,000
Monthly payments of leases to director			2,280			8,000	18,410
Lease term			5 years			20 years
Lease term renewal	5 years					5 years
Times of lease renewal		3	1
Related Party Transactions (Additional Textual) [Abstract]
Additional loans by existing executive officers, directors, and their associates	27,600,000
Repayments of loans by existing executive officers, directors, and their associates	$ 19,300,000
Kitty Hawk lease term renewal	5 years
Number of lease facility	2